Vanguard® Global Wellington™ Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (65.8%)
Austria (1.4%)
Erste Group Bank AG	353,504	38,640
China (0.6%)
ENN Energy Holdings Ltd.	1,708,163	15,615
Finland (0.8%)
Nokia OYJ	3,694,048	22,497
France (4.6%)
TotalEnergies SE	563,110	37,045
BNP Paribas SA	276,476	23,633
Capgemini SE	140,886	22,074
Engie SA	651,609	16,581
Societe Generale SA	216,622	15,084
Arkema SA	172,287	10,502
		124,919
Germany (0.7%)
Daimler Truck Holding AG	418,874	17,731
Hong Kong (1.1%)
AIA Group Ltd.	2,849,800	29,683
Japan (7.9%)
Isuzu Motors Ltd.	1,857,192	28,460
Mitsubishi Estate Co. Ltd.	1,073,238	25,321
FANUC Corp.	744,000	23,847
Chiba Bank Ltd.	2,114,639	22,290
Shin-Etsu Chemical Co. Ltd.	729,371	21,840
Sumitomo Mitsui Trust Group Inc.	687,623	19,977
MISUMI Group Inc.	1,300,872	18,831
Honda Motor Co. Ltd.	1,397,007	14,087
Resona Holdings Inc.	1,278,263	13,013
GMO Payment Gateway Inc.	189,700	12,210
Sony Group Corp.	296,512	8,701
BIPROGY Inc.	185,221	7,144
		215,721
South Korea (1.4%)
Samsung Electronics Co. Ltd.	540,071	37,094
Sweden (0.9%)
Autoliv Inc.	210,067	24,786
Switzerland (1.1%)
Nestle SA (Registered)	185,129	18,413
Zurich Insurance Group AG	14,300	10,282
		28,695
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	902,398	41,606
MediaTek Inc.	244,000	10,874
		52,480
United Kingdom (6.0%)
Unilever plc	599,383	36,063
AstraZeneca plc ADR	370,262	34,331
Rotork plc	5,004,858	22,319
Diageo plc	963,849	22,154
BAE Systems plc	897,482	19,546
London Stock Exchange Group plc	130,481	15,370
Derwent London plc	455,642	10,237
WPP plc	1,081,618	4,349
		164,369

				Shares	Market Value ($000)
United States (37.4%)
	Alphabet Inc. Class A			194,303	62,212
	Merck & Co. Inc.			459,179	48,136
	Johnson & Johnson			226,371	46,841
	Bank of America Corp.			763,358	40,954
	Microsoft Corp.			82,984	40,829
	Cisco Systems Inc.			457,479	35,198
	Duke Energy Corp.			269,016	33,342
	Sempra			332,383	31,483
	Coterra Energy Inc.			1,088,092	29,204
	Home Depot Inc.			79,402	28,340
	Chubb Ltd.			95,638	28,326
	Medtronic plc			261,284	27,521
	Accenture plc Class A			104,306	26,077
	Elevance Health Inc.			74,553	25,218
	Marsh & McLennan Cos. Inc.			136,263	24,997
	Novartis AG (Registered)			188,958	24,652
	Colgate-Palmolive Co.			304,263	24,460
	PNC Financial Services Group Inc.			124,125	23,673
	Emerson Electric Co.			165,107	22,022
	General Motors Co.			297,150	21,846
	EQT Corp.			347,523	21,150
	Diamondback Energy Inc.			137,800	21,027
	Northrop Grumman Corp.			34,111	19,520
	Union Pacific Corp.			84,062	19,488
	United Parcel Service Inc. Class B			200,092	19,167
	Texas Instruments Inc.			113,677	19,128
	Honeywell International Inc.			98,917	19,011
	Caterpillar Inc.			32,593	18,766
	Gilead Sciences Inc.			142,780	17,967
	Walt Disney Co.			168,618	17,616
	Pfizer Inc.			674,853	17,371
	PepsiCo Inc.			112,144	16,680
	UnitedHealth Group Inc.			50,362	16,608
	JPMorgan Chase & Co.			52,690	16,496
*	Intel Corp.			365,626	14,830
	CNH Industrial NV			1,546,430	14,583
	Exelon Corp.			303,776	14,314
	Blackrock Inc.			13,633	14,278
*	Charles River Laboratories International Inc.			78,857	14,048
	Kenvue Inc.			751,043	13,031
	Visa Inc. Class A			38,071	12,732
	Deere & Co.			23,050	10,707
	TJX Cos. Inc.			34,276	5,207
*	Solstice Advanced Materials Inc.			24,729	1,179
					1,020,235
Total Common Stocks (Cost $1,317,858)					1,792,465
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.5%)
[1,2]	Fannie Mae Pool	4.120%	10/1/2030	3,945	3,965
[1,2]	Fannie Mae Pool	4.200%	10/1/2030	8,075	8,145
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	3,379	3,428
[1,2]	Fannie Mae Pool	4.400%	9/1/2030	3,930	3,999
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	3,889	3,959
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	3,427	3,487
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	3,262	3,374
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	637	606
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	50	49
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	43	42
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	285	272
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	2,233	1,862
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	1,638	1,423
[1,3]	Ginnie Mae II Pool	3.000%	11/20/2049–12/15/2055	1,901	1,717
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	2,219	2,062
[1]	Ginnie Mae II Pool	4.000%	5/20/2052–8/20/2052	1,442	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	2,053	1,859
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	36	35
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	7,813	6,512
[1,2]	UMBS Pool	2.500%	1/1/2052	3,950	3,397
[1,2]	UMBS Pool	3.000%	6/1/2051–10/1/2053	5,236	4,688
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	2,420	2,259
[1,2]	UMBS Pool	4.000%	3/1/2046–12/1/2051	1,682	1,636
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	2,969	2,963
[1,2]	UMBS Pool	5.000%	9/1/2052–10/1/2052	453	457
[1,2]	UMBS Pool	5.500%	1/1/2053–9/1/2053	11,951	12,159
[1,2]	UMBS Pool	6.000%	2/1/2053	4,832	4,984
[4]	United States Treasury Note/Bond	2.000%	11/15/2041	3,462	2,464
	United States Treasury Note/Bond	2.375%	2/15/2042–5/15/2051	665	461
	United States Treasury Note/Bond	2.500%	2/15/2045	713	516
	United States Treasury Note/Bond	3.375%	9/15/2028	2,939	2,930
	United States Treasury Note/Bond	3.500%	10/31/2027	4,422	4,422
	United States Treasury Note/Bond	3.625%	8/31/2027–10/31/2030	11,508	11,525
	United States Treasury Note/Bond	3.750%	4/30/2027–10/31/2032	7,922	7,942
	United States Treasury Note/Bond	3.875%	3/31/2027–2/15/2043	4,012	3,879
	United States Treasury Note/Bond	4.125%	2/28/2027–8/15/2053	848	804
	United States Treasury Note/Bond	4.250%	8/15/2035–8/15/2054	3,272	3,210
	United States Treasury Note/Bond	4.375%	8/15/2043	1,326	1,293
	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	4,391	4,303
[3]	United States Treasury Note/Bond	4.625%	11/15/2044–11/15/2055	6,958	6,931
	United States Treasury Note/Bond	4.750%	11/15/2043–8/15/2055	8,422	8,533
	United States Treasury Note/Bond	4.875%	8/15/2045	8,112	8,365
	United States Treasury Note/Bond	5.000%	5/15/2045	1,112	1,166
Total U.S. Government and Agency Obligations (Cost $149,029)					149,466
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	76	76
Cayman Islands (0.0%)
[1,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	68	66
United States (0.8%)
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	80	78
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	238	194
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	455	447
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.622%	10/25/2041	130	131
[1,5]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	490	501
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	1,019	1,032
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	1,600	1,453
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	83	81
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	1,166	1,139
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	1,100	1,108
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	1,120	1,151
[1,5]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	2,609	2,552
[1,5]	RFR Trust Series 2025-SGRM	5.562%	3/11/2041	4,226	4,327
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	13	13
[1,5]	Toyota Lease Owner Trust Series 2025-B	3.960%	11/20/2028	1,800	1,802
[1]	Volkswagen Auto Lease Trust Series 2025-B	4.010%	1/22/2029	2,315	2,320
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	868	874
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	645	652
[1,5]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	1,014	1,023
					20,878
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $20,859)					21,020
Corporate Bonds (18.9%)
Australia (0.3%)
[5]	Glencore Funding LLC	6.375%	10/6/2030	2,976	3,218
[5]	Glencore Funding LLC	6.500%	10/6/2033	689	765
[5]	Glencore Funding LLC	5.634%	4/4/2034	885	928
[5]	Glencore Funding LLC	5.893%	4/4/2054	1,786	1,797
[5]	Glencore Funding LLC	6.141%	4/1/2055	360	377
					7,085
Belgium (0.4%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	689	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	635	691
[1,7]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	3,375	3,871
[1,7]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	1,235	1,390
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,471	1,429
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	837	851
[7]	Shurgard Luxembourg Sarl	3.625%	10/22/2034	1,700	1,931
					10,812
Canada (0.4%)
[8]	Emera Inc.	4.838%	5/2/2030	3,000	2,246
	Emera US Finance LP	2.639%	6/15/2031	1,365	1,227
	Enbridge Inc.	3.125%	11/15/2029	1,845	1,768
	Enbridge Inc.	4.900%	6/20/2030	585	599
[8]	Enbridge Inc.	6.100%	11/9/2032	3,388	2,722
	Enbridge Inc.	5.550%	6/20/2035	175	182
[8]	Rogers Communications Inc.	3.250%	5/1/2029	2,413	1,722
					10,466
Denmark (0.3%)
[1,9]	Danske Bank A/S	2.250%	1/14/2028	1,440	1,863
[5]	Danske Bank A/S	5.705%	3/1/2030	725	756
[1,7]	Jyske Bank A/S	4.125%	9/6/2030	2,860	3,436
[1,7]	Jyske Bank A/S	3.625%	4/29/2031	1,940	2,288
					8,343
France (1.8%)
[5]	BNP Paribas SA	5.335%	6/12/2029	3,132	3,217
[1,7]	BNP Paribas SA	3.979%	5/6/2036	2,100	2,469
[5]	BPCE SA	6.612%	10/19/2027	751	766
[5]	BPCE SA	3.250%	1/11/2028	525	516
[5]	BPCE SA	5.281%	5/30/2029	680	703
[5]	BPCE SA	5.876%	1/14/2031	2,100	2,200
[5]	BPCE SA	5.389%	5/28/2031	600	618
[5]	BPCE SA	3.116%	10/19/2032	348	313
[1,7]	BPCE SA	4.000%	1/20/2034	2,000	2,365
[5]	BPCE SA	6.508%	1/18/2035	2,257	2,413
[7]	BPCE SFH SA	2.750%	2/12/2030	2,700	3,146
[1,7]	Carmila SA	3.875%	1/25/2032	1,100	1,283
[1,7]	CCF SFH SACA	3.000%	4/23/2030	4,100	4,815
[7]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	1,500	1,731
[5]	Credit Agricole SA	5.862%	1/9/2036	2,600	2,761
[1,7]	Orange SA	3.500%	5/19/2035	3,600	4,158
[1,7]	Orange SA	3.750%	9/4/2037	2,300	2,651
[1,7]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	2,000	2,335
[7]	Societe Generale SA	4.875%	11/21/2031	7,900	9,772
[5]	WEA Finance LLC	2.875%	1/15/2027	215	211
[5]	WEA Finance LLC	3.500%	6/15/2029	475	461
					48,904
Germany (0.7%)
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	185	189
[1,7]	Eurogrid GmbH	3.722%	4/27/2030	3,400	4,053
[7]	Sirius Real Estate Ltd.	1.750%	11/24/2028	3,900	4,352
[7]	Volkswagen Financial Services AG	3.250%	5/19/2027	3,500	4,094
[1,9]	Volkswagen Financial Services NV	5.500%	12/7/2026	1,200	1,605
[1,7]	Volkswagen International Finance NV	4.250%	3/29/2029	2,000	2,406
[1,7]	Vonovia SE	0.750%	9/1/2032	1,300	1,260
[1,7]	Vonovia SE	1.625%	10/7/2039	2,100	1,757
					19,716
Italy (0.9%)
[7]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	2,390	2,853
[1,7]	Credit Agricole Italia SpA	3.250%	2/15/2034	1,500	1,740
[5]	Enel Finance International NV	5.000%	9/30/2035	740	738
[5]	Enel Finance International NV	5.750%	9/30/2055	1,800	1,775
[7]	Intesa Sanpaolo SpA	3.625%	6/30/2028	5,725	6,849
[1,7]	Intesa Sanpaolo SpA	3.850%	9/16/2032	3,780	4,495
[1,7]	UniCredit SpA	4.300%	1/23/2031	4,635	5,633
					24,083
Japan (0.3%)
[5,7]	NTT Finance Corp.	3.678%	7/16/2033	3,095	3,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	3,255	4,158
					7,801
Luxembourg (0.1%)
[7]	JAB Holdings BV	4.375%	4/25/2034	2,300	2,744
[1,7]	P3 Group Sarl	4.000%	4/19/2032	1,105	1,300
					4,044
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/2029	275	270
	America Movil SAB de CV	6.375%	3/1/2035	385	427
					697
Norway (0.2%)
[5]	Aker BP ASA	3.100%	7/15/2031	1,607	1,474
[1,7]	Var Energi ASA	5.500%	5/4/2029	2,625	3,252
					4,726
Portugal (0.1%)
[1,7]	Caixa Economica Montepio Geral Caixa Economica Bancaria SA	3.500%	6/25/2029	1,900	2,227
Romania (0.1%)
[1,7]	NE Property BV	4.250%	1/21/2032	2,520	3,021
Saudi Arabia (0.3%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	4,162	3,843
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	1,330	1,389
[5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	2,265	2,362
					7,594
South Africa (0.2%)
[5]	Anglo American Capital plc	4.750%	4/10/2027	1,280	1,289
[5]	Anglo American Capital plc	4.500%	3/15/2028	758	763
[5]	Anglo American Capital plc	2.625%	9/10/2030	4,516	4,184
					6,236
Spain (0.2%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/2026	3,900	4,570
[7]	Cajamar Caja Rural SCC	3.375%	7/25/2029	600	713
[7]	Ibercaja Banco SA	4.125%	8/18/2036	1,400	1,639
					6,922
Switzerland (0.1%)
[5]	UBS Group AG	6.301%	9/22/2034	2,349	2,575
United Arab Emirates (0.1%)
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	3,510	3,170
United Kingdom (1.5%)
[1,9]	Affinity Water Finance plc	6.250%	9/12/2040	460	624
	AstraZeneca plc	4.000%	1/17/2029	831	833
	BAT Capital Corp.	5.350%	8/15/2032	465	485
	BAT Capital Corp.	5.625%	8/15/2035	310	325
[1,7]	British Telecommunications plc	3.875%	1/20/2034	2,115	2,500
[1,7]	Hammerson plc	3.500%	4/15/2032	3,925	4,511
	HSBC Holdings plc	5.210%	8/11/2028	2,046	2,079
	HSBC Holdings plc	4.899%	3/3/2029	950	964
	HSBC Holdings plc	5.240%	5/13/2031	1,345	1,390
	HSBC Holdings plc	4.619%	11/6/2031	680	685
	HSBC Holdings plc	5.741%	9/10/2036	1,035	1,068
[1,9]	Lloyds Banking Group plc	5.250%	10/16/2031	2,280	3,083
	Lloyds Banking Group plc	4.425%	11/4/2031	730	732
	Lloyds Banking Group plc	5.679%	1/5/2035	1,655	1,752
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/2038	1,145	1,012
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/2040	890	752
[1,7]	National Grid plc	0.163%	1/20/2028	1,700	1,873
[1,7]	National Grid plc	3.875%	1/16/2029	2,125	2,539
[1,7]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	1,045	1,243
[1,9]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	1,412	1,897
[9]	South West Water Finance plc	5.750%	12/11/2032	1,445	1,981
[1,9]	South West Water Finance plc	6.375%	8/5/2041	1,330	1,801
[9]	SW Finance I plc	7.750%	10/31/2031	975	1,374
[1,9]	SW Finance I plc	6.875%	8/7/2032	1,825	2,506
[1,7]	United Utilities Water Finance plc	3.750%	5/23/2034	2,140	2,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,9]	Yorkshire Water Finance plc	6.375%	11/18/2034	405	555
					41,056
United States (10.9%)
[11]	Aflac Inc.	1.726%	10/18/2030	550,000	3,491
[1]	Alabama Power Co.	4.300%	7/15/2048	281	238
[5]	Alcon Finance Corp.	3.000%	9/23/2029	3,856	3,692
[5]	Alcon Finance Corp.	2.600%	5/27/2030	4,619	4,298
[7]	Alphabet Inc.	2.500%	5/6/2029	2,300	2,667
	Alphabet Inc.	5.250%	5/15/2055	115	114
	Alphabet Inc.	5.300%	5/15/2065	60	59
	American Express Co.	4.731%	4/25/2029	1,045	1,062
	American Express Co.	6.489%	10/30/2031	72	79
	American Express Co.	4.918%	7/20/2033	1,565	1,603
	American Express Co.	5.043%	5/1/2034	3,458	3,568
	American International Group Inc.	4.850%	5/7/2030	540	554
	American International Group Inc.	3.400%	6/30/2030	1,078	1,040
[7]	American Medical Systems Europe BV	3.500%	3/8/2032	1,300	1,535
[5]	American Transmission Systems Inc.	2.650%	1/15/2032	1,178	1,064
	Arizona Public Service Co.	3.750%	5/15/2046	725	561
	Arizona Public Service Co.	5.900%	8/15/2055	815	839
	Arthur J Gallagher & Co.	2.400%	11/9/2031	1,685	1,505
	Arthur J Gallagher & Co.	6.500%	2/15/2034	2,333	2,585
	AT&T Inc.	4.550%	11/1/2032	1,440	1,442
	AT&T Inc.	4.300%	12/15/2042	1,604	1,382
	AT&T Inc.	4.650%	6/1/2044	370	326
	AT&T Inc.	4.350%	6/15/2045	733	617
	AT&T Inc.	5.550%	11/1/2045	1,675	1,647
	AT&T Inc.	4.750%	5/15/2046	1,960	1,738
[5]	Athene Global Funding	2.646%	10/4/2031	3,940	3,488
[5]	Aviation Capital Group LLC	5.375%	7/15/2029	6,315	6,482
	Bank of America Corp.	5.819%	9/15/2029	1,160	1,212
	Bank of America Corp.	5.872%	9/15/2034	1,178	1,270
	Bank of America Corp.	5.511%	1/24/2036	2,589	2,729
	Bank of America Corp.	2.482%	9/21/2036	3,947	3,475
	Bank of America Corp.	3.311%	4/22/2042	1,211	969
[7]	Becton Dickinson & Co.	3.828%	6/7/2032	3,400	4,047
[7]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	2,600	3,016
[7]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	2,285	2,648
	Boeing Co.	5.705%	5/1/2040	1,610	1,654
	Boeing Co.	6.858%	5/1/2054	2,525	2,878
[7]	Booking Holdings Inc.	4.500%	5/9/2046	1,080	1,259
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,535	1,598
[5]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,764	1,809
	Brown & Brown Inc.	4.700%	6/23/2028	2,864	2,893
	CBRE Services Inc.	4.900%	1/15/2033	3,075	3,114
	Charter Communications Operating LLC	4.200%	3/15/2028	1,426	1,418
	Charter Communications Operating LLC	5.050%	3/30/2029	3,145	3,175
	Charter Communications Operating LLC	5.850%	12/1/2035	180	180
	Charter Communications Operating LLC	3.500%	3/1/2042	1,050	737
	Citigroup Inc.	4.503%	9/11/2031	940	946
[1]	Citigroup Inc.	5.333%	3/27/2036	1,023	1,056
	Citigroup Inc.	5.174%	9/11/2036	885	903
	Citizens Financial Group Inc.	5.841%	1/23/2030	615	641
	Citizens Financial Group Inc.	6.645%	4/25/2035	3,150	3,469
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	358	338
[5]	CNO Global Funding	5.875%	6/4/2027	1,930	1,977
[5]	CNO Global Funding	4.875%	12/10/2027	525	531
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	870	887
[5]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	410	411
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	479	509
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,602	1,713
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	83	93
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	975	993
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	319	274
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	975	965
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	165	138
[5]	Cox Communications Inc.	4.800%	2/1/2035	100	93
	Crown Castle Inc.	5.100%	5/1/2033	870	881
	Crown Castle Inc.	5.800%	3/1/2034	911	959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	5.200%	9/1/2034	1,232	1,250
	Dominion Energy Inc.	4.600%	5/15/2028	880	891
[1]	Dominion Energy Inc.	3.375%	4/1/2030	285	275
	Dominion Energy Inc.	5.375%	11/15/2032	1,845	1,928
[1]	Dominion Energy Inc.	4.850%	8/15/2052	431	377
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	230	209
	DTE Energy Co.	5.200%	4/1/2030	1,210	1,252
	Duke Energy Carolinas LLC	6.050%	4/15/2038	769	841
	Duke Energy Corp.	4.950%	9/15/2035	505	505
	Duke Energy Corp.	5.000%	8/15/2052	2,203	1,988
	Duke Energy Corp.	5.700%	9/15/2055	795	793
	Energy Transfer LP	5.200%	4/1/2030	225	233
	Energy Transfer LP	5.150%	3/15/2045	1,099	983
	Energy Transfer LP	6.000%	6/15/2048	1,562	1,532
	Enterprise Products Operating LLC	5.200%	1/15/2036	885	908
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,062	1,914
[5]	Equitable America Global Funding	3.950%	9/15/2027	595	594
	Eversource Energy	5.950%	7/15/2034	1,410	1,498
	Extra Space Storage LP	5.700%	4/1/2028	1,973	2,039
	Extra Space Storage LP	4.950%	1/15/2033	490	496
	Extra Space Storage LP	5.400%	6/15/2035	3,296	3,393
[1]	FirstEnergy Corp.	4.850%	7/15/2047	825	732
[5]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/2028	1,766	1,729
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	88	90
[5]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	229	225
[5]	Fortitude Global Funding	4.625%	10/6/2028	1,790	1,792
[5]	Foundry JV Holdco LLC	5.900%	1/25/2030	420	442
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	920	972
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,371	1,476
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	400	427
[5]	Foundry JV Holdco LLC	6.400%	1/25/2038	495	535
[5]	GA Global Funding Trust	5.500%	1/8/2029	4,891	5,044
	Georgia Power Co.	4.850%	3/15/2031	1,010	1,040
	Georgia Power Co.	4.300%	3/15/2042	3,827	3,401
	Georgia Power Co.	5.125%	5/15/2052	478	453
	GLP Capital LP	5.300%	1/15/2029	2,637	2,687
	GLP Capital LP	5.250%	2/15/2033	785	788
	GLP Capital LP	6.750%	12/1/2033	3,418	3,704
[5]	Gray Oak Pipeline LLC	3.450%	10/15/2027	1,682	1,660
	Healthpeak OP LLC	4.750%	1/15/2033	2,360	2,356
	Home Depot Inc.	3.300%	4/15/2040	1,017	842
[5]	Hyundai Capital America	4.250%	9/18/2028	9,125	9,117
	Intel Corp.	4.600%	3/25/2040	3,281	2,975
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	505	456
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	5,987	6,270
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	305	339
[5]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	810	821
[5]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	705	719
[5]	JBS USA LUX Sarl	5.950%	4/20/2035	263	278
[1,7]	John Deere Bank SA	3.300%	10/15/2029	1,810	2,140
[7]	Johnson & Johnson	3.350%	2/26/2037	1,230	1,411
	JPMorgan Chase & Co.	2.947%	2/24/2028	1,476	1,456
	JPMorgan Chase & Co.	6.087%	10/23/2029	2,244	2,368
	JPMorgan Chase & Co.	5.140%	1/24/2031	381	395
	JPMorgan Chase & Co.	6.254%	10/23/2034	4,346	4,816
	JPMorgan Chase & Co.	5.572%	4/22/2036	2,604	2,768
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,074	883
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,200	903
	Kenvue Inc.	4.900%	3/22/2033	821	842
	Kenvue Inc.	5.050%	3/22/2053	1,741	1,617
	Kilroy Realty LP	5.875%	10/15/2035	945	959
	Kite Realty Group LP	5.200%	8/15/2032	285	292
[5]	Liberty Mutual Group Inc.	4.569%	2/1/2029	1,127	1,135
[5]	Lincoln Financial Global Funding	4.625%	5/28/2028	580	586
	LXP Industrial Trust	6.750%	11/15/2028	878	934
[5]	Mars Inc.	5.200%	3/1/2035	1,680	1,737
[5]	Mars Inc.	5.650%	5/1/2045	1,915	1,959
[5]	Mars Inc.	5.700%	5/1/2055	1,764	1,800
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	65	53
	Merck & Co. Inc.	5.000%	5/17/2053	502	475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.600%	11/15/2032	490	498
	Meta Platforms Inc.	5.500%	11/15/2045	1,210	1,210
[1]	Morgan Stanley	3.772%	1/24/2029	628	624
	Morgan Stanley	4.654%	10/18/2030	1,899	1,928
	Morgan Stanley	5.230%	1/15/2031	1,290	1,334
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	4,203	4,211
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	1,090	1,109
[5]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	1,030	1,056
	NiSource Inc.	5.250%	3/30/2028	534	548
	NiSource Inc.	5.350%	7/15/2035	1,650	1,695
	NiSource Inc.	5.850%	4/1/2055	1,813	1,840
[5]	NLG Global Funding	4.350%	9/15/2030	1,445	1,433
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	252	199
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	40	28
[5]	Oglethorpe Power Corp.	6.191%	1/1/2031	158	165
	Oglethorpe Power Corp.	5.050%	10/1/2048	177	161
[5]	Ohio Edison Co.	4.950%	12/15/2029	235	241
[5]	ONEOK Inc.	5.625%	1/15/2028	2,026	2,070
	ONEOK Inc.	4.750%	10/15/2031	1,055	1,060
	ONEOK Inc.	4.950%	10/15/2032	1,640	1,653
	ONEOK Inc.	6.625%	9/1/2053	180	190
	ONEOK Inc.	6.250%	10/15/2055	295	300
	Pacific Gas & Electric Co.	4.750%	2/15/2044	830	711
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,335	2,014
[5]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	2,002	2,066
[5]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	585	604
[7]	Pfizer Netherlands International Finance BV	4.250%	5/19/2045	1,595	1,865
	Philip Morris International Inc.	4.250%	10/29/2032	1,050	1,036
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	877	802
[5]	Pricoa Global Funding I	4.700%	5/28/2030	310	316
	Progressive Corp.	3.950%	3/26/2050	1,336	1,073
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/2043	1,390	1,571
[5]	Protective Life Global Funding	4.803%	6/5/2030	740	755
[5]	Protective Life Global Funding	5.432%	1/14/2032	3,282	3,437
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	1,040	1,081
[1]	Prudential Financial Inc.	3.700%	3/13/2051	940	712
	Public Service Co. of Oklahoma	5.450%	1/15/2036	2,070	2,133
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	1,071	1,068
	Realty Income Corp.	3.250%	6/15/2029	1,042	1,014
[7]	Realty Income Corp.	4.875%	7/6/2030	3,715	4,609
[5]	RGA Global Funding	5.448%	5/24/2029	1,400	1,453
[5]	RGA Global Funding	5.250%	1/9/2030	1,775	1,837
[5]	Sammons Financial Group Global Funding	4.950%	6/12/2030	3,105	3,155
[5]	SBA Tower Trust	1.884%	1/15/2026	245	244
[5]	SBA Tower Trust	1.631%	11/15/2026	2,265	2,208
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	229	205
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	165	129
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	95	66
[1]	Shell Finance US Inc.	4.000%	5/10/2046	330	272
	Shell International Finance BV	3.000%	11/26/2051	1,338	889
	Southern California Edison Co.	4.650%	10/1/2043	1,430	1,235
	Southern California Edison Co.	4.000%	4/1/2047	1,625	1,248
	Southern California Edison Co.	6.200%	9/15/2055	88	90
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	195	197
[1]	SSM Health Care Corp.	3.823%	6/1/2027	320	319
[1]	Sutter Health	2.294%	8/15/2030	190	175
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	1,277	1,278
	Time Warner Cable LLC	5.875%	11/15/2040	322	299
	Toledo Hospital	5.750%	11/15/2038	100	101
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	230	237
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	24	24
	UnitedHealth Group Inc.	5.625%	7/15/2054	635	636
	Verizon Communications Inc.	4.750%	1/15/2033	975	981
	Verizon Communications Inc.	2.875%	11/20/2050	250	158
	Verizon Communications Inc.	3.000%	11/20/2060	260	156
	VICI Properties LP	5.125%	5/15/2032	432	436
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	2,307	2,313
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	994	989
[1,8]	Walt Disney Co.	3.057%	3/30/2027	2,350	1,686
[1,8]	Wells Fargo & Co.	2.975%	5/19/2026	625	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	4.808%	7/25/2028	2,106	2,129
[1]	Wells Fargo & Co.	2.879%	10/30/2030	479	457
[1]	Wells Fargo & Co.	3.350%	3/2/2033	690	648
[1]	Wells Fargo & Co.	5.557%	7/25/2034	1,028	1,087
	Wells Fargo & Co.	5.211%	12/3/2035	1,648	1,702
[1]	Wells Fargo & Co.	4.611%	4/25/2053	2,063	1,818
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	145	149
[5]	Whistler Pipeline LLC	5.400%	9/30/2029	2,093	2,153
[5]	Whistler Pipeline LLC	5.700%	9/30/2031	1,395	1,449
					295,808
Total Corporate Bonds (Cost $504,652)					515,286
Sovereign Bonds (4.8%)
Australia (0.6%)
[1,12]	Commonwealth of Australia	2.750%	11/21/2027	135	86
[1,12]	Commonwealth of Australia	2.250%	5/21/2028	4,036	2,545
[1,12]	Commonwealth of Australia	3.250%	4/21/2029	6,200	3,974
[1,12]	Commonwealth of Australia	1.000%	11/21/2031	1,401	765
[1,12]	Commonwealth of Australia	3.750%	5/21/2034	2,215	1,381
[1,12]	Commonwealth of Australia	3.500%	12/21/2034	1,769	1,075
[1,12]	Commonwealth of Australia	4.250%	12/21/2035	8,160	5,223
					15,049
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/2030	200	182
[1,5]	Bermuda	3.375%	8/20/2050	200	141
					323
Bulgaria (0.0%)
[1,7]	Republic of Bulgaria	4.875%	5/13/2036	590	758
Canada (0.4%)
[8]	Canadian Government Bond	3.000%	6/1/2034	3,080	2,192
[8]	Canadian Government Bond	3.500%	12/1/2045	964	692
[8]	Canadian Government Bond	2.000%	12/1/2051	250	131
[8]	Canadian Government Bond	1.750%	12/1/2053	634	306
[8]	Canadian Government Bond	2.750%	12/1/2055	720	436
[8]	City of Montreal	3.150%	12/1/2036	750	495
[8]	City of Montreal	3.500%	12/1/2038	410	274
[8]	City of Montreal	2.400%	12/1/2041	1,000	555
[8]	City of Toronto	3.200%	8/1/2048	1,000	582
[1,12]	Province of British Columbia	5.250%	5/23/2034	6,850	4,525
[1,10]	Province of Ontario	0.250%	6/28/2029	985	1,217
[8]	Regional Municipality of York	2.150%	6/22/2031	800	550
					11,955
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	650	642
France (0.3%)
[1,7]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	2,900	3,360
[1,5,7]	French Republic	2.500%	5/25/2030	2,175	2,513
[1,5,7]	French Republic	3.200%	5/25/2035	1,150	1,319
[1,5,7]	French Republic	3.250%	5/25/2055	660	633
					7,825
Germany (1.9%)
[7]	Federal Republic of Germany	0.500%	2/15/2026	5,370	6,213
[7]	Federal Republic of Germany	2.900%	6/18/2026	5,280	6,156
[1,7]	Federal Republic of Germany	1.300%	10/15/2027	14,350	16,444
[7]	Federal Republic of Germany	0.000%	11/15/2027	1,175	1,312
[7]	Federal Republic of Germany	0.000%	11/15/2028	5,320	5,813
[7]	Federal Republic of Germany	2.200%	2/15/2034	10,550	11,907
[7]	Federal Republic of Germany	2.600%	5/15/2041	2,045	2,235
[7]	Federal Republic of Germany	2.500%	8/15/2046	650	674
[7]	Federal Republic of Germany	2.500%	8/15/2054	1,385	1,368
					52,122
Israel (0.1%)
	State of Israel	5.375%	3/12/2029	2,245	2,312
	State of Israel	5.500%	3/12/2034	299	311
					2,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Japan (0.4%)
[1,11]	Japan	0.468%	4/20/2026	328,200	2,096
[1,11]	Japan	0.600%	6/20/2029	20,900	131
[1,11]	Japan	1.100%	6/20/2034	873,250	5,328
[1,11]	Japan	1.100%	6/20/2043	276,400	1,390
[1,11]	Japan	1.300%	12/20/2043	78,350	403
[1,11]	Japan	0.700%	6/20/2051	117,800	422
[1,11]	Japan	0.700%	9/20/2051	87,500	312
[1,11]	Japan	1.200%	6/20/2053	50,250	200
[1,11]	Japan	1.600%	12/20/2053	20,900	92
					10,374
Mexico (0.1%)
[1]	United Mexican States	6.750%	9/27/2034	319	348
[1]	United Mexican States	6.400%	5/7/2054	2,275	2,220
					2,568
Saudi Arabia (0.3%)
[1,5]	Kingdom of Saudi Arabia	5.375%	1/13/2031	2,925	3,068
[1,5]	Kingdom of Saudi Arabia	5.625%	1/13/2035	2,515	2,684
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/2053	765	700
[1,5]	Saudi Arabian Oil Co.	6.375%	6/2/2055	1,955	2,086
					8,538
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/2029	1,050	1,138
Supranational (0.4%)
[1,7]	European Union	0.000%	7/4/2035	1,740	1,515
[1,7]	European Union	0.200%	6/4/2036	2,705	2,331
[1,7]	European Union	4.000%	4/4/2044	1,410	1,701
[1,7]	European Union	2.625%	2/4/2048	5,035	4,831
[1,7]	European Union	3.000%	3/4/2053	305	299
					10,677
United Kingdom (0.2%)
[9]	United Kingdom	4.500%	3/7/2035	2,895	3,843
[9]	United Kingdom	0.625%	10/22/2050	4,150	2,038
					5,881
Total Sovereign Bonds (Cost $132,217)					130,473
Taxable Municipal Bonds (0.5%)
United States (0.5%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	110	94
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	329	370
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	90	75
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	55	46
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	894	984
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	100	91
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	320	227
	Illinois GO	5.100%	6/1/2033	6,505	6,676
[13]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	475	343
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	395	450
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	170	188
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	635	674
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	2,060	2,212
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	225	193
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/2035	820	846
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	255	263
Total Taxable Municipal Bonds (Cost $14,148)					13,732

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[15]	Vanguard Market Liquidity Fund (Cost $99,646)	4.024%	996,645	99,664
Total Investments (99.9%) (Cost $2,238,409)				2,722,106
Other Assets and Liabilities—Net (0.1%)				2,727
Net Assets (100%)				2,724,833
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
4	Securities with a value of $125 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $167,520, representing 6.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Japanese yen.
12	Face amount denominated in Australian dollars.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2026	1	116	—

Short Futures Contracts
10-Year U.S. Treasury Note	March 2026	(30)	(3,400)	(1)
				(1)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	1/7/2026	AUD	320	USD	206	3	—
JPMorgan Chase Bank, N.A.	1/7/2026	EUR	184	USD	213	2	—
Bank of America, N.A.	1/7/2026	EUR	119	USD	138	1	—
Goldman Sachs International	1/7/2026	EUR	57	USD	66	—	—
Goldman Sachs International	1/7/2026	GBP	610	USD	800	7	—
Bank of America, N.A.	1/7/2026	USD	22,753	AUD	35,282	—	(369)
JPMorgan Chase Bank, N.A.	1/7/2026	USD	14,171	CAD	19,916	—	(109)
Goldman Sachs International	1/7/2026	AUD	900	CAD	815	6	—
Goldman Sachs International	1/7/2026	USD	644	CAD	900	—	(1)
JPMorgan Chase Bank, N.A.	1/7/2026	USD	5,385	CHF	4,324	—	(24)
Goldman Sachs International	1/7/2026	USD	222,094	EUR	192,321	—	(1,519)
JPMorgan Chase Bank, N.A.	1/7/2026	GBP	2,921	EUR	3,304	25	—
JPMorgan Chase Bank, N.A.	1/7/2026	USD	151	EUR	130	—	—
JPMorgan Chase Bank, N.A.	1/7/2026	USD	29,765	GBP	22,817	—	(438)
Goldman Sachs International	1/7/2026	USD	1,585	GBP	1,200	—	(4)
Goldman Sachs International	1/7/2026	USD	10,496	JPY	1,637,673	—	(31)
Goldman Sachs International	1/7/2026	AUD	3,649	JPY	366,900	33	—
JPMorgan Chase Bank, N.A.	1/7/2026	GBP	1,169	JPY	238,638	14	—
JPMorgan Chase Bank, N.A.	1/7/2026	USD	3	SEK	30	—	—
						91	(2,495)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,908 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	995,583	24,652	—	1,020,235
Common Stocks—Other	59,117	713,113	—	772,230
U.S. Government and Agency Obligations	—	149,466	—	149,466
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,020	—	21,020
Corporate Bonds	—	515,286	—	515,286
Sovereign Bonds	—	130,473	—	130,473
Taxable Municipal Bonds	—	13,732	—	13,732
Temporary Cash Investments	99,664	—	—	99,664
Total	1,154,364	1,567,742	—	2,722,106

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	91	—	91
Liabilities
Futures Contracts[1]	(1)	—	—	(1)
Forward Currency Contracts	—	(2,495)	—	(2,495)
Total	(1)	(2,495)	—	(2,496)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.